Share Capital And Share Premium - Summary of Share Capital And Share Premium (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued			1,231,150,560
Equity	¥ 94,786,675	¥ 94,559,203	¥ 83,151,321	¥ 48,145,417
Retirement of ordinary shares (value)	82,665	5,560,104
Exercise of share-based payment	58,953	79,651
Cash Dividend (Note 45)	(7,628,573)	0	0
Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	75	75	77	69
Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	32,073,874	33,365,786	¥ 33,213,426	¥ 14,113,311
Exercise of share-based payment	127,063	¥ 152,360
Cash Dividend (Note 45)	¥ (7,628,573)
Class A ordinary share [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued				987,146,871
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Shares			136,859,460
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Shares			(1,124,006,331)
Class A ordinary share [member] | Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity				¥ 61
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Value			¥ 8
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Value			(69)
Class A ordinary share [member] | Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity				¥ 3,242,972
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Value			11,278,459
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Value			¥ (14,521,431)
Class B Ordinary Share [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued				135,196,846
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Shares			(135,196,846)
Class B Ordinary Share [Member] | Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity				¥ 8
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Value			¥ (8)
Class B Ordinary Share [Member] | Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity				¥ 10,870,339
Conversion of Class B ordinary shares and Class C ordinary shares to Class A ordinary shares, Value			¥ (10,870,339)
Ordinary Share [Member]
Disclosure Of Share Capital And Share Premium [Line Items]
Number of share issued	1,203,505,757	1,203,505,757	1,231,150,560
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Shares			1,124,006,331
Issuance of ordinary shares upon IPO and exercise of over-allotment option, Shares		8,000,000	99,577,564
Conversion of automatically convertible promissory notes to ordinary shares, Shares			7,566,665
Ordinary Share [Member] | Share capital [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Repurchase and retirement of ordinary shares (f), Shares		(35,644,803)
Equity	¥ 75	¥ 75	¥ 77
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Value			69
Issuance of ordinary shares upon IPO and exercise of over-allotment option, Value			7
Conversion of automatically convertible promissory notes to ordinary shares, Value			1
Retirement of ordinary shares (value)		(2)
Ordinary Share [Member] | Share premium [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Equity	32,073,874	33,365,786	33,213,426
Re-designation and reclassification of Class A ordinary shares into ordinary shares, Value			14,521,431
Issuance of ordinary shares upon IPO and exercise of over-allotment option, Value			17,305,119
Conversion of automatically convertible promissory notes to ordinary shares, Value			¥ 1,386,876
Exercise of share-based payment	127,063	¥ 152,360
Redemption and extension of convertible promissory notes (Note 34(a))	6,209,598
Cash Dividend (Note 45)	¥ (7,628,573)